Risk/Return Detail Data - FidelityDisruptiveETFs-ComboPRO	Sep. 28, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Communications ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Disruptive Communications ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Disruptive Communications ETF seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year , the fund's portfolio turnover rate was 35 % of the average value of its portfolio.
Portfolio Turnover, Rate	35.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of disruptive communications companies. Fidelity's disruptive strategies seek to identify innovative developments that could signal new directions for delivering products and services to customers. Generally, these companies have or are developing new or unconventional ways of doing business that could disrupt and displace incumbents over time. This may include creating, providing, or contributing to new or expanded business models, value networks, pricing, and delivery of products and services. Companies within the disruptive communications theme include but are not limited to those companies that, in the Adviser's opinion, are engaged in social media, interactive gaming, streaming services, next generation digital infrastructure, and connected devices (e.g., 5G communications, cloud networking). In pursuing this investment theme, the fund may invest in companies in any economic sector. Normally investing primarily in equity securities. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments with quantitative portfolio construction. Investing in either "growth" stocks or "value" stocks or both. Investing in securities of domestic and foreign issuers.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Effective June 9, 2023, Fidelity ® Disruptive Communications Fund ("Predecessor Fund") was reorganized into the fund ("Reorganization"). The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below for periods prior to June 9, 2023 reflects that of Fidelity ® Disruptive Communications Fund, a class of shares of the Predecessor Fund, which had a different fee structure than the fund. Past performance may have been different if the fund's current fee structure had been in place during the period. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	19.96%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Mar. 31, 2023
Highest Quarterly Return	20.42%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(24.16%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Communications ETF | Fidelity Disruptive Communications ETF
Risk/Return:
Management fee	0.50%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.51%
Fee waiver and/or expense reimbursement	none	[2],[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.50%
1 year	$ 51
3 years	162
5 years	284
10 years	$ 639
Annual Return, Inception Date	Apr. 16, 2020
2021	11.25%
2022	(39.25%)
2023	48.81%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Communications ETF | Return Before Taxes | Fidelity Disruptive Communications ETF
Risk/Return:
Label	Return Before Taxes
Past 1 year	48.81%
Since Inception	12.82%	[4]
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Communications ETF | After Taxes on Distributions | Fidelity Disruptive Communications ETF
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	48.81%
Since Inception	12.14%	[4]
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Communications ETF | After Taxes on Distributions and Sales | Fidelity Disruptive Communications ETF
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	28.90%
Since Inception	9.89%	[4]
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Communications ETF | MS159
Risk/Return:
Label	MSCI ACWI (All Country World Index) Index
Past 1 year	22.65%
Since Inception	14.87%
FidelityDisruptiveETFs-ComboPRO | Fidelity Disruptive Communications ETF | IXXHY
Risk/Return:
Label	MSCI All Country World Communication Services Equal Weighted Index
Past 1 year	7.54%
Since Inception	3.06%

[1]	A Adjusted to reflect current fees.
[2]	B Fee waiver and/or expense reimbursement represents less than 0.005%. Total annual operating expenses after fee waiver and/or expense reimbursement does not sum due to rounding.
[3]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent proxy and shareholder meeting expenses exceed 0.003% of the fund's average net assets. This arrangement will remain in effect through September 30, 2025 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[4]	A From April 16, 2020 .